Stock-based Compensation (Directors' Deferred Share Unit Plan) (Details) - Directors' Deferred Share Unit Plan $ in Millions	12 Months Ended
Dec. 31, 2021 CAD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares purchased for settlement	$ 22
Excess tax benefit	$ 4